Schedule I Condensed Financial Information of Parent Company - Statements of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Statements of Cash Flow
Net cash provided by / (used in) operating activities	$ 601,467	$ 397,923	$ 306,172
Cash flows from investing activities
Purchase of short-term investments	(1,956,921)	(2,083,382)	(670,573)
Proceeds from maturity of short-term investments	2,368,506	1,428,252	992,603
Payments for long-term investments	(406,841)	(101,788)	(194,159)
Proceeds from disposal of long-term investments	6,929	21,041	75,635
Net cash provided by / (used in) investing activities	(175,746)	(847,028)	95,068
Cash flows from financing activities
Proceeds from exercise of share options	573	407	462
Share repurchase	(644,085)	(13,147)	(233,557)
Net cash used in financing activities	(643,512)	(13,167)	(233,095)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(205,693)	(465,745)	162,569
Cash, cash equivalents and restricted cash at the beginning of year	1,991,731	2,457,476	2,294,907
Cash, cash equivalents and restricted cash at the end of year	1,786,038	1,991,731	2,457,476
Parent Company
Statements of Cash Flow
Net cash provided by / (used in) operating activities	(48,805)	95,118	78,285
Cash flows from investing activities
Loan to group subsidiaries	(232,100)	(88,388)
Repayment of loan to subsidiaries		328,669
Purchase of short-term investments	(1,304,253)	(1,531,100)	(447,680)
Proceeds from maturity of short-term investments	1,797,086	1,040,846	718,066
Payments for long-term investments	(175,026)	(99,055)	(119,336)
Proceeds from disposal of long-term investments	5,608	865	46,939
Investment in subsidiaries		(16,721)	(60,544)
Net cash provided by / (used in) investing activities	91,315	(364,884)	137,445
Cash flows from financing activities
Proceeds from exercise of share options	573	407	462
Share repurchase	(644,085)	(13,147)	(233,557)
Net cash used in financing activities	(643,512)	(12,740)	(233,095)
Net increase / (decrease) in cash, cash equivalents and restricted cash	(601,002)	(282,506)	(17,365)
Cash, cash equivalents and restricted cash at the beginning of year	1,036,364	1,318,870	1,336,235
Cash, cash equivalents and restricted cash at the end of year	$ 435,362	$ 1,036,364	$ 1,318,870